Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                    Ameritas Variable Separate Account VA-2
                             ("Separate Accounts")

                                 Supplement to:
                    Overture Life SPVUL and Overture Annuity
                         Prospectuses Dated May 1, 2007

                          Supplement Dated May 1, 2011

1.   Subaccount underlying portfolios available as variable investment options for your Policy are:
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                                FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                               Portfolio Type / Summary of Investment Objective
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                        The Alger Portfolios                                              Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                          Current income and long-term capital appreciation.
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                    Calvert Variable Products, Inc.*                                   Calvert Investment Management, Inc.
                                                                                 (Named Calvert Asset Management Company, Inc.
                                                                                               prior to 4/30/11)
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Calvert VP EAFE International Index Portfolio, Class I - World               Index:  MSCI EAFE Index.
Asset Management, Inc.
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Calvert VP S&P 500 Index Portfolio - Summit Investment                       Index:  S&P 500 Index.
Advisors, Inc. ("Summit")
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Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit                  Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser                     Long-term capital appreciation.
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                    Calvert Variable Series, Inc.*                                     Calvert Investment Management, Inc.
                                                                                 (Named Calvert Asset Management Company, Inc.
                                                                                               prior to 4/30/11)
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Calvert VP Money Market Portfolio - No Subadviser                            Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                          Long-term capital appreciation.
Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                      Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Strategic Portfolio - Thornburg Investment                    Long-term capital appreciation; current income is
Management, Inc.                                                             secondary.
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               Fidelity(R) Variable Insurance Products                               Fidelity Management & Research Company
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Fidelity(R) VIP Asset ManagerSM Portfolio, Initial Class 1,2,3,4             Total return.
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Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Initial Class 1,2,3,4    Total return.
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2,3                 Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2,3                 Index:  S&P 500 Index.
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Fidelity(R) VIP Growth Portfolio, Initial Class 1,2,3                        Capital Appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class 1,2                     Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4           Bond.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 1,2,3                      Long-term growth.
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Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity Management &
Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
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                    AIM Variable Insurance Funds                                             Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco Van Kampen V.I. Global Value Equity Fund, Series I                   Long-term capital appreciation by investing primarily
(UIF Global Value Equity Portfolio prior to merger 6/1/10)                   in equity securities of issuers throughout the world,
                                                                             including U.S. issuers.
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                                FUND NAME                                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                               Portfolio Type / Summary of Investment Objective
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                  MFS(R) Variable Insurance Trust                                  Massachusetts Financial Services Company
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MFS(R) New Discovery Series, Initial Class                                   Seeks capital appreciation.
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MFS(R) Strategic Income Series, Initial Class                                Seeks total return with emphasis on high current
                                                                             income, but also considering capital appreciation.
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MFS(R) Utilities Series, Initial Class                                       Seeks total return.
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              The Universal Institutional Funds, Inc.                               Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley              Long-term capital appreciation by investing primarily
Investment Management Company ("MSIMC") and Morgan Stanley                   in growth oriented equity securities of issuers in
Investment Management Limited ("MSIML")                                      emerging market countries.
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UIF Global Tactical Asset Allocation Portfolio, Class I - MSIML              Total Return.
and MSIMC (UIF International Magnum prior to 10/29/10)
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UIF U.S. Real Estate Portfolio, Class I                                      Above-average current income and long-term capital
                                                                             appreciation by investing primarily in equity
                                                                             securities of companies in the U.S. real estate
                                                                             industry, including real estate investment trusts.
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* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI (R) Mutual Holding Company
(UNIFI (R)), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors, Inc. (named Calvert Distributors, Inc.
prior to 4/30/11), an indirect subsidiary of UNIFI(R), is the underwriter for these funds.
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2.   Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. The prospectus sections on systematic transfer programs (Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep) are revised by deleting the phrase "or by Internet when available" each time it appears in that section. We currently do not process Internet instructions for systematic programs, although the Internet may be used for other Policy communications, as stated in the Transfers section of your prospectus.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

    If you do not have a current prospectus, please contact Ameritas Life at
                                1-800-745-1112.